Shareholder Report, Average Annual Return (Details) 74200164200_Putnam Income Fund_Class M_TSR Annual {Class M}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Class M
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class M (with sales charge)
Average Annual Return, Percent	2.85%	(1.13%)	1.58%
Without Sales Load [Member] | Class M
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class M
Average Annual Return, Percent	6.31%	(0.48%)	1.92%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%